Provisions	6 Months Ended
Jun. 30, 2023
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory
Note 15

Provisions and contingent liabilities
a) Provisions
The table below presents an overview of

total provisions.

USD m 30.6.23 31.3.23 31.12.22
Provisions other than provisions for expected credit losses 3,641 3,673 2,982
Provisions for expected credit losses
1
175 214 201
Total provisions 3,817 3,886 3,183
1 Refer to Note 7c for more information.
The following table presents additional information

for provisions other than provisions for

expected credit losses.

USD m
Litigation,
regulatory and
similar matters 1 Other 2 Total
Balance as of 31 December 2022 2,586 396 2,982
Balance as of 31 March 2023 3,306 366 3,673
Increase in provisions recognized in the income statement 56 12 68
Release of provisions recognized in the income statement (1) (3) (4)
Provisions used in conformity with designated purpose (83) (33) (116)
Foreign currency translation and other movements
3
10 11 21
Balance as of 30 June 2023 3,289 353 3,641
1 Consists of provisions for losses resulting from legal, liability and compliance risks.

2 Mainly includes restructuring provisions and provisions related to real estate, employee benefits and operational risks.

3 Other
movements include capitalized reinstatement costs and unwinding of discount.
Information about provisions and

contingent liabilities in respect of

litigation, regulatory and similar matters,

as a
class,

is

included

in

Note

15b.

There

are

no

material

contingent

liabilities

associated

with

the

other

classes

of
provisions.